Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	001-41761
Entity Registrant Name	Cheetah Net Supply Chain Service Inc.
Entity Central Index Key	0001951667
Entity Tax Identification Number	81-3509120
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	6201 Fairview Road, Suite 225
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28210
City Area Code	704
Local Phone Number	972-0209
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CTNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false